Sales and Marketing (Tables)	12 Months Ended
Dec. 31, 2021
Sales And Marketing
Schedule of Sales and Marketing

	Year ended
	December 31,
	2021	2020

Salaries	574	549
Consultants and subcontractors	1,086	823
Marketing	283	450
Share based payments for consultants and employees	180	163
Travel	42	23
Other	171	188

	2,336	2,196